Condensed Financial Information of the Parent Company (Details 2) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Net income (loss)	$ 2,543,813	$ 2,223,979	$ 2,356,438
Amortization of debt issuance costs	1,691,609	48,160	0
Share-based compensation	0	2,007,328	1,260,674
Other current assets	(222,440)	(49,765)	(258,117)
Other current liabilities	(232,463)	795,434	(559,915)
Net cash used in operating activities	(75,754,162)	20,635,488	(52,907,013)
Acquisition of subsidiaries	0	(1,521,422)	0
Net cash used in investing activities	35,896,193	(41,991,079)	(12,258,220)
Net proceeds from issuance of convertible promissory notes	0	6,000,000	0
Proceeds from advances from related parties	30,872	0	0
Net cash provided by financing activities	11,017,942	11,634,868	122,412,800
Net increase (decrease) in cash and restricted cash	(28,377,766)	(18,084,403)	57,097,363
Cash, beginning of year	41,167,501	59,251,904	2,165,151
Cash end of year	12,789,735	41,167,501	59,251,904
FAMI | Reportable legal entity
Net income (loss)	2,543,813	2,223,979	2,358,414
Equity in earnings of subsidiary	(4,721,801)	(4,817,363)	(4,395,592)
Amortization of debt issuance costs	1,691,609	48,160	0
Change in fair value of derivative liability	(873,767)	(419,649)	0
Share-based compensation	0	2,007,328	1,260,674
Other current assets	98	21,223	(125,081)
Other current liabilities	(50,869)	54,246	(40,000)
Net cash used in operating activities	(1,410,917)	(882,076)	(941,585)
Acquisition of subsidiaries	(10,576,178)	(7,529,060)	(122,726,999)
Net cash used in investing activities	(10,576,178)	(7,529,060)	(122,726,999)
Net proceeds from share issuance	7,930,000	6,000,000	126,029,588
Net proceeds from issuance of convertible promissory notes	0	6,000,000	0
Proceeds from advances from related parties	0	0	298,297
Repayment of advances from related parties	0	(54,600)	(2,138,508)
Net cash provided by financing activities	7,930,000	11,945,400	124,189,377
Net increase (decrease) in cash and restricted cash	(4,057,095)	3,534,264	520,793
Cash, beginning of year	4,057,179	522,915	2,122
Cash end of year	$ 84	$ 4,057,179	$ 522,915